Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,441,000.00
Previously Paid Amount	0.00
Total Fee Amount	199.00
Total Offset Amount	0.00
Net Fee	199.000
Narrative - Max Aggregate Offering Price	$ 1,441,000.00
Final Prospectus	true